As filed with the Securities and Exchange Commission on January 5, 2004
                                     Investment Company Act file number 811-3522

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: October 31st

Date of reporting period: October 31, 2003

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================





Dear Shareholder:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. for the year ended October 31, 2003.

The Fund had net assets of $433,875,507 and 3,109 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President








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

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DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Put Bonds (b) (4.99%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,700,000   Clipper Tax Exempt Trust COPS - Series 2001-4
              Insured by MBIA Insurance Corp.                                   03/11/04     1.17%   $ 2,700,000   VMIG-1
  3,430,000   Clipper Tax Exempt Trust COPS - Series 2001-3
              Insured by MBIA Insurance Corp.                                   03/11/04     1.22      3,430,000   VMIG-1
  5,000,000   Houston, TX Independent School District
              (Limited Tax School Home)                                         06/03/04     1.08      4,999,123   VMIG-1    A1+
  2,500,000   Marietta, GA Housing Authority (Falls at Bells Ferry)             01/15/04     1.35      2,500,000   VMIG-1
  5,000,000   Metropolitan Government of Nashville and Davidson Counties, TN
              (Vanderbilt University) - Series 1985A                            01/15/04     1.15      5,000,000   VMIG-1    A1+
  3,000,000   Pooled Puttable Floating Option Tax Exempt Receipts -
              Series PPT-33
              LOC Merrill Lynch and Company, Inc.                               06/17/04     0.95      3,000,000             A1+
-----------                                                                                          -----------
 21,630,000   Total Put Bonds                                                                         21,629,123
-----------                                                                                          -----------
Revenue Bond (2.30%)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000   Commonwealth of Puerto Rico Public Improvement Refunding Bonds,
              Series 2001 TICs/TOCs Trust - Series 2001-1
              Insured by FSA                                                    05/26/04     0.95%   $10,000,000             A1+
-----------                                                                                          -----------
 10,000,000   Total Revenue Bond                                                                      10,000,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (10.08%)
------------------------------------------------------------------------------------------------------------------------------------
$15,075,000   Broward County, FL - Series A                                     12/01/03     1.00%   $15,075,000   VMIG-1    A1+
 10,000,000   City of Mount Vernon, IN Pollution Control & Solid Waste
              Disposal RB (General Electric Company) - Series 1989A             12/09/03     0.85     10,000,000    P1       A1+
  4,000,000   Jacksonville, FL HEFA HRB - Series 2003B
              LOC Bank of America                                               04/01/04     0.90      4,000,000             A1+
  5,000,000   Maryland Health & Higher Education Authority
              (Johns Hopkins Hospital)                                          12/04/03     0.85      5,000,000    P1       A1+
  1,000,000   Maryland Health & Higher Education Authority
              (Johns Hopkins Hospital)                                          12/09/03     0.85      1,000,000    P1       A1+
  2,000,000   Sunshine State Government Finance Revenue Notes - Series E        12/10/03     0.90      2,000,000    P1       A1+
  6,655,000   Texas Technical University & Health Science - Series A            12/09/03     0.95      6,655,000    P1       A1
-----------                                                                                          -----------
 43,730,000   Total Tax Exempt Commercial Paper                                                       43,730,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (21.16%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Atwater-Cosmos-Grove City, MN
              Independent School District #2396 (c)                             08/16/04     1.00%   $ 2,007,789



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

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================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   950,000   Brown Deer, WI School District TRAN (c)                           10/20/04     1.15%   $   950,451
  7,000,000   City of Cincinnati, OH School District Classroom Facilities BAN   01/20/04     0.85      7,006,820   MIG-1     SP-1+
  1,500,000   Drummond, WI Area School District TRAN (c)                        11/01/04     1.20      1,501,029
  2,750,000   East Troy, WI Community School District TRAN (c)                  09/30/04     1.17      2,750,726
  2,000,000   Edgerton, WI School District TRAN (c)                             10/29/04     1.15      2,000,973
  8,700,000   Elkhart County, IN TAN (Elkhart Community Schools) (c)            12/31/03     1.05      8,709,928
  5,000,000   Elkhorn, WI Area School District TRAN (c)                         08/24/04     1.10      5,001,969
  1,310,000   Fulda, MN Independent School District # 505 GO - Series A (c)     09/30/04     1.18      1,316,731
  2,400,000   Grafton, WI School District TRAN (c)                              06/25/04     1.10      2,401,538
  1,500,000   Greendale, WI School District TRAN (c)                            09/22/04     1.15      1,500,656
  3,000,000   Indiana Bond Bank - Series A
              Insured by AMBAC Indemnity Corp.                                  01/27/04     1.10      3,006,359   MIG-1     SP-1+
  3,000,000   Iowa School Warrant - Series 2002
              Insured by FSA                                                    01/30/04     1.08      3,008,559   MIG-1
  1,400,000   Jefferson, WI School District TRAN (c)                            09/10/04     1.10      1,401,180
  3,000,000   Lebanon City, OH School District School Facility
              Construction & Improvement Notes                                  08/12/04     1.07      3,008,573   MIG-1
    935,000   Marshall Cottage Grove, WI  Joint School District TRAN (c)        09/08/04     1.13        935,936
  4,230,000   Mississippi Bend Area Education GO - Series (c)                   07/29/04     1.05      4,243,938
  4,000,000   Pewaukee, WI School District TRAN (c)                             09/10/04     1.22      4,000,998
  3,000,000   Rhinelander, WI School District TRAN (c)                          09/23/04     1.12      3,001,041
  5,000,000   Salt Lake City, UT TAN (c)                                        06/30/04     0.90      5,036,024
  2,400,000   Sauk Prairie, WI School District TAN (c)                          09/03/04     1.12      2,401,576
  1,750,000   Sheboygan Falls, WI School District TRAN (c)                      09/29/04     1.17      1,751,258
  7,000,000   State of Illinois                                                 05/15/04     0.96      7,020,026   MIG-1     SP-1+
  5,000,000   State of Texas TRAN                                               08/31/04     1.12      5,036,163   MIG-1     SP-1+
  1,700,000   Sturgeon Bay, WI School District TRAN (c)                         10/27/04     1.17      1,700,826
    600,000   Swallow, WI School District TRAN (c)                              10/28/04     1.20        600,644
  1,700,000   Tomahawk, WI School District TAN (c)                              10/21/04     1.17      1,701,303
  2,320,000   Town of Lee, MA BAN                                               05/17/04     1.00      2,326,226             SP-1+
    595,000   Twin Lakes, WI School District #4 TRAN (c)                        10/07/04     1.20        596,148
  1,550,000   Waterloo, WI School District TRAN (c)                             09/21/04     1.19      1,551,488

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2003

================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,400,000   Williams Bay, WI School District TRAN (c)                         08/23/04     1.14%   $ 1,401,781
  2,915,576   Wyandotte County, KS Kansas City Unified Government -
              Series V (c)                                                      11/01/03     1.00      2,915,576
-----------                                                                                          -----------
 91,605,576   Total Tax Exempt General Obligation Notes & Bonds                                       91,794,233
-----------                                                                                          -----------
Variable Rate Demand Instruments (d) (54.21%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Alachua County, FL HFA RB (Continuing Care Retirement
              Community - Oak Hammock) - Series 2002A
              LOC BNP Paribas                                                   10/01/32     1.15%   $ 4,000,000   VMIG-1
  2,400,000   Arden Hills, MN Housing and Health Care Facilities
              (Presbyterian Homes) - Series A
              LOC US Bank, N.A.                                                 09/01/29     1.20      2,400,000             A1
  1,000,000   Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC Suntrust Bank                                                 04/01/09     1.00      1,000,000   VMIG-1
  5,000,000   Bradford County, FL HFFA
              (Shands Teaching Hospital & Clinics) - Series B
              Insured by MBIA Insurance Corp.                                   12/01/26     0.98      5,000,000   VMIG-1    A1
  3,870,000   Burke County, GA Development Authority PCRB
              (Oglethorpe Power Corporation) - Series A
              Insured by FGIC                                                   01/01/19     1.05      3,870,000   VMIG-1    A1+
  1,000,000   City of Greensboro, NC
              GO Public Improvement Bond - Series 1994B                         04/01/14     1.05      1,000,000   VMIG-1    A1+
  5,000,000   City of Lakeland, FL Energy System RB - Series 2001A              10/01/35     1.12      5,000,000   VMIG-1    A1+
  2,000,000   City of Manitowac, WI MHRB (Great Lakes Training) - Series A      08/01/37     1.30      2,000,000   VMIG-1
  3,000,000   City of Wilmington, DE (Delaware Art Museum, Inc.) - Series 2003
              LOC Allied Irish Bank                                             10/01/37     1.05      3,000,000   VMIG-1
  2,300,000   Commonwealth of Massachusetts
              (Central Artery Tunnel) - Series 2000                             12/01/30     1.15      2,300,000   VMIG-1    A1+
  2,800,000   Connecticut State Development Authority Health Care RB
              (Independent Living Project)
              LOC Chase Manhattan Bank, N.A.                                    07/01/15     1.02      2,800,000   VMIG-1
    400,000   Connecticut State HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22     0.96        400,000   VMIG-1
  3,500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Inc.)
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/14     0.95      3,500,000             A1+
  7,500,000   Cuyahoga County, OH  HRB
              (The Metrohealth System Project) - Series 2003
              LOC Key Bank, N.A.                                                03/01/33     1.07      7,500,000   VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   400,000   Dekalb County, GA Development Authority IDRB
              (Pet Inc. Project) (c)
              LOC BNP Paribas                                                   02/01/05     1.10%   $   400,000
  4,200,000   Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Fleet Bank                                                    12/01/07     1.10      4,200,000             A1+
  1,900,000   Duluth, MN EDA Health Care (Miller-Dwan Medical Center Project)
              LOC US Bank, N.A.                                                 06/01/19     1.20      1,900,000             A1+
    100,000   Fairfax, VA IDA (Fairfax Hospital Systems, Inc.)                  10/01/25     0.96        100,000   VMIG-1    A1+
  5,800,000   Florida Housing Finance Agency Multi-Family Guaranteed Mortgage RB
              (Horizon Place Project) - 1983 Series F
              Collateralized by Federal National Mortgage Association           12/01/05     0.95      5,800,000             A1+
  2,045,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F (c)
              LOC Fifth Third Bank                                              10/01/22     1.10      2,045,000
  7,200,000   Fulton County, GA Development Authority IRB
              (Siemens Energy Inc. Project)                                     12/15/14     1.10      7,200,000   VMIG-1
  2,500,000   Hammond City, IN PCRB (Amoco Oil Co. Project) - Series 1994       02/01/22     1.15      2,500,000   VMIG-1    A1+
  4,350,000   Harris County, TX Health Facility Development Authority
              (Texas Children's Hospital) - Series B-1
              Insured by MBIA Insurance Corp.                                   10/01/29     1.15      4,350,000   VMIG-1    A1+
 10,000,000   Harris County, TX IDC RB (Baytank Houston Inc.)
              LOC Rabobank Nederland                                            02/01/20     1.05     10,000,000             A1+
  2,835,000   Henderson, NV Public Improvement
              (Multi-Family Housing Pueblo I-A)
              LOC Credit Suisse First Boston                                    08/01/26     1.20      2,835,000             A1+
  2,000,000   Idaho HEFA RB (Saint Lukes Regional Medical Center)
              LOC Harris Trust & Savings Bank                                   05/01/22     1.15      2,000,000   VMIG-1
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School for Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33     1.05      3,400,000             A1+
  4,700,000   Illinois Development Finance Authority RB (James Jordan Boys &
              Girls Club & Family Life Center Project) - Series 1995
              LOC American National Bank                                        08/01/30     1.10      4,700,000             A1+
  2,200,000   Illinois Development Finance Authority RB
              (Trinity International University)
              LOC Firstar Bank                                                  10/01/30     1.15      2,200,000             A1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2003

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,700,000   Illinois Development Finance Authority RB
              (YMCA Metropolitan Chicago Project)
              LOC Harris Trust & Savings Bank                                   06/01/29     1.12%   $ 1,700,000             A1+
  1,200,000   Illinois Health Facilities Authority RB (Bromenn Healthcare)
              LOC Harris Trust & Savings Bank                                   08/15/32     1.15      1,200,000             A1+
    600,000   Indiana HFA RB (Access Designated PG-B)
              LOC Comerica Bank                                                 01/01/16     1.05        600,000             A1
  3,000,000   Jackson County, MI EDC (Thrifty Leoni) (c)
              LOC Bank One                                                      12/01/14     1.06      3,000,000
  1,175,000   Jefferson County, TX
              Port of Port Arthur Navigation District (Texaco Inc. Project)     10/01/24     1.15      1,175,000   VMIG-1    A1
  1,000,000   Kansas State Development Authority (Village Shalom Obligation)
              LOC Lasalle National Bank                                         11/15/28     1.15      1,000,000             A1+
  6,700,000   Kansas State Highway RB (Department of Transportation) -
              Series C-2                                                        09/01/19     1.00      6,700,000   VMIG-1    A1+
 11,518,817   Koch Floating Rate Trust - Series 1
              Insured by AMBAC Indemnity Corp.                                  05/03/04     1.30     11,518,817             A1+
  2,500,000   Lakeview, MI School District (School Building & Site B) -
              Series 2002                                                       05/01/32     1.05      2,500,000             A1+
  2,500,000   Latrobe, PA IDA RB (Diocese of Greensburg)
              LOC Allied Irish Bank                                             06/01/33     1.10      2,500,000   VMIG-1
  4,700,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)                                    05/01/29     1.15      4,700,000   VMIG-1
  3,150,000   Massachusetts State GO (Central Artery) - Series A                12/01/30     1.15      3,150,000   VMIG-1    A1+
 12,000,000   Massachusetts State GO - Series B                                 08/01/15     1.10     12,000,000   VMIG-1    A1+
  4,715,000   Massachusetts State HEFA (Harvard University) - Series R          11/01/49     1.00      4,715,000   VMIG-1    A1+
  7,000,000   Massachusetts State HEFA (Harvard University) - Series BB         02/01/34     1.00      7,000,000   VMIG-1    A1+
  5,000,000   Mecklenburg County, NC RB - Series C                              02/01/17     1.02      5,000,000   VMIG-1    A1
  2,850,000   Michigan Strategic Fund PCRB
              (Consumers Power Co. Project) - Series A
              Insured by AMBAC Indemnity Corp.                                  06/15/10     1.15      2,850,000             A1+
  1,700,000   Missouri HEFA (De Smet Jesuit High School) - Series 2002
              LOC US Bank, N.A.                                                 11/01/27     1.20      1,700,000             A1
    450,000   Missouri State HEFA (Bethesda Health Group) - Series A
              LOC Firstar Bank                                                  08/01/31     1.20        450,000   VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,750,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC First National Bank of Maryland                               01/01/16     1.12%   $ 3,750,000             A1
  4,445,000   Munimae National TICs/TOCs Trust
              Insured by MBIA Insurance Corp.                                   10/01/40     1.20      4,445,000             A1+
  3,300,000   New Britain, CT GO - Series B (c)
              Insured by AMBAC Indemnity Corp.                                  04/01/20     1.00      3,300,000
  3,700,000   New York City, NY GO - Series A-5
              LOC KBC Bank                                                      08/01/15     1.15      3,700,000   VMIG-1    A1+
  2,800,000   Oregon State Economic Development Community
              Economic and Industrial Development RB (Eagle Picher Industries)
              LOC ABN AMRO Bank, N.A.                                           12/01/04     1.00      2,800,000    P1       A1+
  1,700,000   Oregon State GO - Series 73H
              LOC Bayerische Landesbank                                         12/01/19     1.02      1,700,000   VMIG-1    A1+
  2,000,000   Orlando, FL Utilities Commission (Water and Electric)             10/01/17     1.00      2,000,000   VMIG-1    A1+
  7,350,000   Phoenix, AZ IDA MHRB Refunding
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          06/01/25     1.15      7,350,000             A1+
  3,500,000   Phoenix, AZ IDA MHRB Refunding
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          07/01/25     1.15      3,500,000             A1+
  1,000,000   Pitkin County, CO IDRB (Aspen Skiing Co. Project)
              LOC First National Bank of Chicago                                04/01/16     1.15      1,000,000             A1+
  1,300,000   Port of Corpus Christi, TX (Reynolds Metals Co. Project)
              LOC Westdeutsche Landesbank                                       09/01/14     0.95      1,300,000    P1       A1+
    950,000   Richmond, VA Capital Region Airport
              (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                  07/01/25     1.05        950,000   VMIG-1    A1+
  2,900,000   Salina, KS (Dillards Project) (c)
              LOC Bank of America                                               12/01/14     1.25      2,900,000
  1,490,000   Sarpy County, NE Hospital Authority #1 Health Facilities RB
              (Immanuel Health System) - Series B
              LOC LaSalle National Bank                                         07/01/30     1.15      1,490,000             A1+
    400,000   Southeast Georgia Health System
              (Glynn-Brunswick Memorial Hospital)
              Insured by MBIA Insurance Corp.                                   08/01/16     1.07        400,000   VMIG-1    A1+
  2,010,000   St. Cloud, MN Commercial Development (Kelly Inn Project) (c)
              LOC First Bank of South Dakota                                    04/01/13     1.25      2,010,000




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2003

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
    Face                                                                           Maturity              Value              Standard
   Amount                                                                            Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                            ----       -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   525,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC)
              Guaranteed by Federal Home Loan Mortgage Corporation                 12/01/19     1.05%   $   525,000   VMIG-1
  2,600,000   Tampa, FL Health Care Facilities
              (Lifelink Foundation Inc. Project) (c)
              LOC Suntrust Bank                                                    08/01/22     1.05      2,600,000
  2,015,000   Tulsa, OK IDA (Indiana Health Care Project) (c)
              LOC Bank One                                                         06/01/14     1.20      2,015,000
  6,600,000   University of North Carolina at Chapel Hill RB - Series 2001C        12/01/25     0.95      6,600,000   VMIG-1    A1+
  4,500,000   University of Southern Indiana RB (Student Fee) - Series G
              LOC Bank One                                                         10/01/19     1.10      4,500,000   VMIG-1    A1
  3,000,000   Vancouver, WA Housing Authority (Village Park Apartments)
              LOC US Bank, N.A.                                                    11/02/05     1.07      3,000,000             A1
    925,000   Virginia College Building Authority (University of Richmond Project) 11/01/26     1.05        925,000   VMIG-1
  1,600,000   Washington State Public Power Supply
              (Nuclear Project #1) - Series 1993A
              LOC Bank of America                                                  07/01/17     1.05      1,600,000   VMIG-1    A1+
-----------                                                                                             -----------
235,218,817   Total Variable Rate Demand Instruments                                                    235,218,817
-----------                                                                                             -----------
Variable Rate Demand Instruments - Participation Notes (d) (0.74%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,145,000   Parish of Lafayette, LA IDRB
              (Petroleum Tower of Lafayette Project) - Series 1983
              LOC Chase Manhattan Bank, N.A.                                       05/01/13     2.13%   $ 3,145,000    P1       A1+
     81,547   The Woodlands Fire Dept., Inc. , TX Tax Exempt Loan
              LOC Chase Manhattan Bank, N.A.                                       06/30/06     2.20         81,547    P1       A1+
-----------                                                                                             -----------
  3,226,547   Total Variable Rate Demand Instruments - Participation Notes                                3,226,547
-----------                                                                                             -----------
Variable Rate Demand Instruments - Private Placements (d) (6.22%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,724,000   Anaheim, CA Housing Authority MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                         12/01/15     2.40%   $ 3,724,000    P1       A2
  2,549,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                         12/01/15     2.40      2,549,000    P1       A2
  3,703,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                         12/01/15     2.40      3,703,000    P1       A2
  1,847,425   Franklin County, OH EDRB
              (Norwich Limited Partnership Project) - Series 1985
              LOC Huntington National Bank                                         10/01/05     2.72      1,847,425    P1       A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments - Private Placements (d)(Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank A.G.                                            12/28/14     2.40%   $ 1,500,000   P1        A1
  4,375,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC First National Bank of Maryland                               12/01/20     1.07      4,375,000   P1        A2
    296,000   King County, WA EECRB (Arensberg Investments Project) -
              Series 1984
              LOC Bank of America                                               01/01/05     2.60        296,000   P1        A1+
  1,516,000   Seattle, WA IDC RB (Computer Slides Company Project) -
              Series 1985
              LOC Bank of America                                               05/01/15     2.60      1,516,000   P1        A1+
  2,205,400   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America                                               07/01/15     2.60      2,205,400   P1        A1+
  2,000,000   Wood Dale, IL IDRB (Bohler Bros. of America, Inc. Project) -
              Series 1985
              LOC Creditanstalt-Bankverein                                      06/01/10     2.40      2,000,000   P1        A2
  3,280,000   York County IDA RB
              (York Outlet Mall Limited Partnership Project) - Series 1987
              LOC York Bank and Trust Company                                   12/01/14     1.10      3,280,000   P1        A2
-----------                                                                                          -----------
 26,995,825   Total Variable Rate Demand Instruments - Private Placements                             26,995,825
-----------                                                                                          -----------
              Total Investments (99.70%) (cost $432,594,545+)                                        432,594,545
              Cash and other assets, net of liabilities (0.30%)                                        1,280,962
                                                                                                     -----------
              Net Assets (100.00%)                                                                  $433,875,507
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,            109,974,644 shares outstanding (Note 3)                    $       1.00
                                                                                                    ============
              Class B shares,            275,808,968 shares outstanding (Note 3)                    $       1.00
                                                                                                    ============
              Thornburg shares,           11,576,547 shares outstanding (Note 3)                    $       1.00
                                                                                                    ============
              First Southwest shares,     36,707,604 shares outstanding (Note 3)                    $       1.00
                                                                                                    ============


              +    Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2003

================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
    BAN      =   Bond Anticipation Note                         IDA      =   Industrial Development Authority
    COPS     =   Certificates of Participation                  IDC      =   Industrial Development Corporation
    EDA      =   Economic Development Authority                 IDRB     =   Industrial Development Revenue Bond
    EDC      =   Economic Development Corporation               IRB      =   Industrial Revenue Bond
    EDRB     =   Economic Development Revenue Bond              LOC      =   Letter of Credit
    EECRB    =   Economic Enterprise Corporation Revenue Bond   MHRB     =   Multi-Family Housing Revenue Bond
    FGIC     =   Financial Guaranty Insurance Company           PCRB     =   Pollution Control Revenue Bond
    FSA      =   Financial Security Assurance                   RB       =   Revenue Bond
    GO       =   General Obligation                             RDRB     =   Residential Development Revenue Bond
    HEFA     =   Health & Education Facilities Authority        TAN      =   Tax Anticipation Note
    HFA      =   Housing Finance Authority                      TICs     =   Trust Inverse Certificates
    HFFA     =   Health Facility Finance Authority              TOCs     =   Tender Option Certificates
    HRB      =   Hospital Revenue Bond                          TRAN     =   Tax and Revenue Anticipation Note



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2003

================================================================================



INVESTMENT INCOME
Income:

    Interest................................................................................  $     5,461,324
                                                                                               --------------
Expenses: (Note 2)

    Investment management fee...............................................................        1,431,733

    Administration fee......................................................................          925,120

    Distribution fee (First Southwest shares)...............................................           83,848

    Shareholder servicing fee (Class A shares)..............................................          303,078

    Shareholder servicing fee (Thornburg shares)............................................           24,689

    Shareholder servicing fee (First Southwest shares)......................................           83,848

    Custodian expenses......................................................................           32,631

    Shareholder servicing and related shareholder expenses+.................................          307,782

    Legal, compliance and filing fees.......................................................          375,215

    Audit and accounting....................................................................          213,155

    Directors' fees and expenses............................................................           30,031

    Miscellaneous...........................................................................           21,826
                                                                                               --------------
      Total expenses........................................................................        3,832,956
      Less:

           Expense paid indirectly (Note 2).................................................  (        11,066)
           Fees waived (Note 2).............................................................  (       108,926)
                                                                                               --------------

      Net expenses..........................................................................        3,712,964
                                                                                               --------------
Net investment income.......................................................................        1,748,360


REALIZED GAIN ON INVESTMENTS

Net realized gain on investments............................................................            3,006
                                                                                               --------------

Increase in net assets from operations......................................................  $     1,751,366
                                                                                               ==============

+ Includes class specific transfer agency expenses of $96,863, $137,944 and $7,891 for Class A, Class B and Thornburg shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2003 AND 2002

================================================================================




                                                                          2003                       2002
                                                                     ---------------           ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................  $      1,748,360          $      4,509,562
    Net realized gain (loss) on investments.......................             3,006          (          2,139)
                                                                     ---------------           ---------------
    Increase in net assets from operations........................         1,751,366                 4,507,423

Dividends to shareholders from net investment income:
    Class A shares................................................  (        308,702)*        (        969,227)*
    Class B shares................................................  (      1,352,324)*        (      3,467,330)*
    Thornburg shares..............................................  (         22,286)*        (         36,171)*
    First Southwest shares........................................  (         65,048)*        (         36,834)*

Capital share transactions (Note 3):
    Class A shares................................................  (     18,794,276)         (     18,080,514)
    Class B shares................................................        13,375,458          (    143,720,759)
    Thornburg shares..............................................         3,295,731                 4,239,914
    First Southwest shares........................................        17,380,507                19,327,097
                                                                     ---------------           ---------------
        Total increase (decrease).................................        15,260,426          (    138,236,401)

Net assets:
    Beginning of year.............................................       418,615,081               556,851,482
                                                                     ---------------           ---------------
    End of year...................................................  $    433,875,507          $    418,615,081
                                                                     ===============           ===============

*    Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. (the `Fund') is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to the Shareholder Servicing Agreements. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. Thornburg shares commenced on February 8, 2000. First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
1. Summary of Accounting Policies. (Continued)

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager) at the annual rate of .325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

During the year ended October 31, 2003, the Distributor voluntarily waived shareholder servicing fees of $42,861, $3,681 and $5,367 for the Class A shares, Thornburg shares and First Southwest shares, respectively. The Distributor also waived distribution fees of $57,017 for the First Southwest shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $203,512 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $4,666.

Included in the Statement of Operations under the caption "Custodian Expenses" are expense offsets of $6,400.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock.

At October 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $433,900,650. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                                Year
                                                     Ended                               Ended
Class A Shares                                 October 31, 2003                    October 31, 2002
--------------                                 ----------------                    ----------------
Sold                                               451,314,282                         419,193,692
Issued on reinvestment of dividends.......             286,103                             818,860
Redeemed..................................      (  470,394,661)                     (  438,093,066)
                                                 -------------                       -------------
Net decrease..............................      (   18,794,276)                     (   18,080,514)
                                                 =============                       =============

Class B Shares
--------------
Sold......................................         683,544,050                       1,177,476,996
Issued on reinvestment of dividends.......           1,111,772                           2,915,060
Redeemed..................................      (  671,280,364)                     (1,324,112,815)
                                                 -------------                       -------------
Net increase (decrease)...................          13,375,458                      (  143,720,759)
                                                 =============                       =============

Thornburg Shares
----------------
Sold......................................          19,450,595                          17,473,589
Issued on reinvestment of dividends.......              24,566                              36,427
Redeemed..................................      (   16,179,430)                     (   13,270,102)
                                                 -------------                       -------------
Net increase..............................           3,295,731                           4,239,914
                                                 =============                       =============


                                                                                     August 5, 2002
                                                                              (Commencement of Offering) to
                                                                                    October 31, 2002
First Southwest Shares
----------------------
Sold......................................         154,766,562                          47,705,719
Issued on reinvestment of dividends.......              67,929                              37,207
Redeemed..................................      (  137,453,984)                    (    28,415,829)
                                                 -------------                      --------------
Net increase..............................          17,380,507                          19,327,097
                                                 =============                      ==============

4. Tax Information

Accumulated undistributed realized losses at October 31, 2003 amounted to $25,143. Such losses represent tax basis net capital losses which may be carried forward to offset capital gains. Such losses expire in varying amounts through October 31, 2010.

At October 31, 2003, the Fund has undistributed tax exempt income of $34,948 for income tax purposes included in dividends payable.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights.

                                                                     Year Ended October 31,
                                                   ----------------------------------------------------------
Class A Shares                                       2003         2002        2001        2000         1999
--------------                                     --------     --------    --------    --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....            $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   --------     --------    --------    --------     --------
Income from investment operations:
   Net investment income...............               0.002        0.007       0.025       0.031        0.024
Less distributions:
   Dividends from net investment income            (  0.002)    (  0.007)   (  0.025)   (  0.031)    (  0.024)
                                                   --------     --------    --------    --------     --------
Net asset value, end of year...........            $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   ========     ========    ========    ========     ========
Total Return...........................               0.25%        0.73%       2.58%       3.17%        2.42%
Ratios/Supplemental Data
Net assets, end of year (000)..........            $109,926     $128,709    $146,799    $177,209     $323,100
Ratios to average net assets:
   Expenses (a)........................               1.00%        0.97%       0.92%       0.99%        0.98%
   Net investment income...............               0.25%        0.73%       2.60%       3.05%        2.29%
   Expenses paid indirectly............               0.00%        0.00%       0.00%       0.00%        0.00%
   Shareholder servicing fees waived...               0.04%        0.00%       0.00%       0.00%        0.00%

                                                                     Year Ended October 31,
                                                   ----------------------------------------------------------
Class B Shares                                       2003         2002        2001        2000         1998
--------------                                     --------     --------    --------    --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....            $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   --------     --------    --------    --------     --------
Income from investment operations:
   Net investment income...............               0.005        0.010       0.028       0.035        0.027
Less distributions:
   Dividends from net investment income            (  0.005)    (  0.010)   (  0.028)   (  0.035)    (  0.027)
                                                   --------     --------    --------    --------     --------
Net asset value, end of year...........            $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   ========     ========    ========    ========     ========
Total Return...........................               0.49%        1.05%       2.85%       3.52%        2.74%
Ratios/Supplemental Data
Net assets, end of year (000)..........            $275,687     $262,311    $406,013    $431,704     $291,708
Ratios to average net assets:
   Expenses (a)........................               0.75%        0.66%       0.65%       0.65%        0.67%
   Net investment income...............               0.49%        1.05%       2.86%       3.50%        2.71%
   Expenses paid indirectly............               0.00%        0.00%       0.00%       0.00%        0.00%

(a) Includes expenses paid indirectly.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)

                                                                                                   February 8, 2000
                                                           Years Ended October 31,           (Commencement of Offering) to
                                                -----------------------------------------
Thornburg Shares                                  2003              2002           2001            October 31, 2000
----------------                                --------          --------       --------          ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period            $  1.00           $  1.00        $  1.00               $  1.00
                                                --------          --------       --------              --------
Income from investment operations:
   Net investment income............               0.002             0.007          0.025                 0.024
Less distributions:
   Dividends from net investment income         (  0.002)         (  0.007)      (  0.025)             (  0.024)
                                                 -------           -------        -------               -------
Net asset value, end of period......            $  1.00           $  1.00        $  1.00               $  1.00
                                                ========          ========       =========             ========
Total Return........................               0.25%             0.73%          2.58%                 2.43%(a)
Ratios/Supplemental Data
Net assets, end of period (000).....            $ 11,572          $  8,277       $  4,039              $  1,941
Ratios to average net assets:
   Expenses (b).....................               1.00%             0.97%          0.92%                 0.99%(c)
   Net investment income............               0.25%             0.73%          2.60%                 3.05%(c)
   Expenses paid indirectly.........               0.00%             0.00%          0.00%                 0.00%(c)
   Shareholder servicing fees waived               0.04%             0.00%          0.00%                 0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)

                                                                  Year Ended                August 5, 2002
                                                                  October 31,        (Commencement of Offering) to
First Southwest Shares                                               2003                  October 31, 2002
----------------------                                            ---------                ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................      $  1.00                      $  1.00
                                                                  --------                     --------
Income from investment operations:
   Net investment income....................................         0.002                        0.002
Less distributions:
   Dividends from net investment income.....................      (  0.002)                    (  0.002)
                                                                   -------                      -------
Net asset value, end of period..............................      $  1.00                      $  1.00
                                                                  ========                     ========
Total Return................................................         0.23%                        0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000).............................      $ 36,691                     $ 19,318
Ratios to average net assets:
   Expenses (b).............................................         1.02%                        1.03%(c)
   Net investment income....................................         0.19%                        0.63%(c)
   Expenses paid indirectly.................................         0.00%                        0.00%(c)
   Shareholder servicing and distribution fees waived.......         0.19%                        0.08%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT AUDITORS

================================================================================

To The Board of Directors and Shareholders
Daily Tax Free Income Fund, Inc.



In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Daily Tax Free Income Fund, Inc. (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.







PricewaterhouseCoopers LLP
New York, NY
December 5, 2003












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                          October 31, 2003+
-------------------- ---------------- -----------------  --------------------------------------------- ---------------------
                       Position(s)       Term of        Principal Occupation(s)  Number of Portfolios        Other
  Name, Address1,       Held with        Office             During Past            in Fund Complex       Directorships
      and Age             Fund        and Length of           5 Years           Overseen by Director        held by
                                       Time Served                                  or Officer              Director
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Disinterested Directors:
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Dr. W. Giles Melon,     Director         1982           Professor Emeritus of     Director/Trustee of          N/A
Age 72                                                  Business Administration   ten other
                                                        in the Graduate School    portfolios
                                                        of Management, Rutgers
                                                        University with which he
                                                        has been associated with
                                                        since 1966.
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Robert Straniere,       Director         1983           Owner, Straniere Law      Director/Trustee of     WPG Funds Group
Esq.,                                                   Firm since 1980, New      ten other
Age 61                                                  York State Assemblyman    portfolios
                                                        since 1981 and counsel
                                                        at Fisher, Fisher &
                                                        Berger since 1995.
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Dr. Yung Wong,          Director         1982           Managing Director of      Director/Trustee of          N/A
Age 64                                                  Abacus Associates, an     ten other
                                                        investment firm, since    portfolios
                                                        1996.
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------

+ The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                          Directors and Officers Information
                                           October 31, 2003+ (Continued)
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
                     Position(s)   Term of Office     Principal Occupation(s)     Number of Portfolios in        Other
  Name, Address1,     Held with     and Length of            During Past                 Fund Complex        Directorships
      and Age            Fund        Time Served               5 Years             Overseen by Director or      held by
                                                                                           Officer              Director
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Interested Directors/Officers:
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Steven W. Duff,      President and        1994        Manager and President of      Director/Trustee               N/A
Age 49               Director2                        Reich & Tang Asset            and/or Officer of
                                                      Management, LLC ("RTAM,       fifteen other
                                                      LLC"), a registered           portfolios
                                                      Investment Advisor.
                                                      Associated with RTAM, LLC
                                                      since 1994.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Richard De Sanctis,  Treasurer and        1992        Executive Vice President,     Officer of fifteen             N/A
Age 47               Assistant                        CFO and Treasurer of RTAM,    other portfolios
                     Secretary                        LLC.  Associated with RTAM,
                                                      LLC since 1990.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Dawn Fischer,        Vice President       1985        Managing Director of          Officer of one                 N/A
Age 56                                                Thornburg Investment          portfolio
                                                      Management, Inc. with which
                                                      she has been associated
                                                      since 1982.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Molly Flewharty,     Vice President       1983        Senior Vice President of      Officer of fifteen             N/A
Age 52                                                RTAM, LLC. Associated with    other portfolios
                                                      RTAM, LLC since 1977.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Rosanne Holtzer,     Secretary and        1998        Senior Vice President of      Officer of fifteen             N/A
Age 39               Assistant                        RTAM, LLC.  Associated with   other portfolios
                     Treasurer                        RTAM, LLC since 1986.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Dana E. Messina,     Vice President       1982        Executive Vice President of   Officer of twelve              N/A
Age 47                                                RTAM, LLC.  Associated with   other portfolios
                                                      RTAM, LLC since 1980.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------

+ The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Funds   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







DTF1003A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












DAILY
TAX FREE
INCOME
FUND, INC.















                                  Annual Report
                                October 31, 2003



--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The Registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board of Directors has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The Board discussed that although none of the members qualified as audit committee financial experts, the collective experience of the audit committee members, including their long-standing service as audit committee members, was sufficient to effectively carry out the role and obligations of the audit committee. The Board also considered the nature of investment company financials, and the fact that the audit committee was able to consult with the Registrant's independent accountants and to seek outside advise, as they deemed appropriate.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:    RESERVED

ITEM 9:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date January 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, Chief Executive Officer

Date  January 5, 2004

By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Chief Financial Officer

Date January 5, 2004

* Print the name and title of each signing officer under his or her signature.